RISK AND CAPITAL MANAGEMENT: FINANCIAL INSTRUMENTS (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Working capital	$ 75,178	$ 88,902
Strategic investments	4,613	$ 33
Rawhide LLC
Disclosure of detailed information about financial instruments [line items]
Strategic investments	$ 4,580
Market Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Potential change in market prices	10.00%
Value at risk	$ 9,700
Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Potential change in market prices	10.00%
Value at risk	$ 6,552